EXHIBIT 99.2

John Deere Owner Trust 2007

Statement to Certificateholders

$239,000,000 Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000 Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000 Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000 Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095 Asset Backed Certificates

Payment Date:	15-Oct-07

(1) Amount of principal being paid or distributed:

(a) Class A-1 Notes:	$25,669,273.92
per $1,000 original principal amount:	$107.40

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Certificates:	$0.00
per $1,000 original principal amount:	$0.00

(f) Total:	$25,669,273.92

(2) (a) Amount of interest being paid or distributed:

(i) Class A-1 Notes:	$398,490.92
per $1,000 original principal amount:	$1.67

(ii) Class A-2 Notes:	$829,258.33
per $1,000 original principal amount:	$4.34

(iii) Class A-3 Notes:	$1,533,000.00
per $1,000 original principal amount:	$4.20

(iv) Class A-4 Notes:	$869,505.00
per $1,000 original principal amount:	$4.23

(v) Total:	$3,630,254.25

(3) (a) Pool Balance (excluding accrued interest) at end of related Collection Period:	$825,670,978.26

(b) Note Value at end of related Collection Period:	$847,533,591.68

(c) Pool Face Amount at the end of related Collection Period:	$977,649,076.09

(4) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$70,454,496.47
(ii) A-1 Note Pool Factor:	0.2947887

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(b) (i) outstanding principal amount of Class A-2 Notes:	$191,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$365,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$205,800,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:	$709,708.51
per $1,000 original principal amount:	$0.70
(a) Amount of Servicing Fee earned:	$709,708.51
(b) Amount of Servicing Fee paid:	$709,708.51
(c) Amount of Servicing Fee Shortfall:	$0.00

(6) Amount of Administration Fee:	$100.00

(7) Aggregate Purchase Amounts for Collection Period:	$0.00

(8) (i) Amount in Reserve Account:	$15,241,187.00
(ii) Specified Reserve Account Balance:	$15,241,187.00

(9) (i) Scheduled Payments of Receivables 60 days or more past due:	$1,348,000.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.16%

(10) (i) Face Amount of Receivables 60 days or more past due:	$17,157,829.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	1.76%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.08%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.84%

(11) (i) Aggregate amount of net losses for the collection period:	$157,299.36
(ii) Cumulative amount of net losses:	$496,154.71
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.05%

(12) If the payment Date is in April 2009 or October 2009:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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